FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 € / $	Dec. 31, 2024 £ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 R$ / $	Dec. 31, 2024 ₩ / $	Dec. 31, 2024 ₨ / $	Dec. 31, 2024 £ / €	Dec. 31, 2024 $ / $	Dec. 31, 2024 د.إ / €	Dec. 31, 2024 ¥ / $	Dec. 31, 2023 USD ($) ¥ / $ R$ / $ kr / € $ / $ £ / € $ / $ $ / $ £ / $ € / $ ₨ / $ ₩ / $
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,549												$ 10,905
Financial liabilities	(60,623)												(77,610)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount	680												3,026
Financial assets	14
Financial liabilities													$ (293)
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $		0.87											0.89
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $		0.97											0.98
Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €													0.86
Net investment hedges | British Pounds | Derivative Instrument One
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,120												$ 1,758
Financial liabilities	(141)												(334)
Net investment hedges | British Pounds | Derivative Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	294												375
Financial assets	15
Financial liabilities													$ (4)
Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates			0.75						0.83				0.77
Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates			0.93						0.87				0.93
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	261												$ 230
Financial assets	10
Financial liabilities													$ (9)
Net investment hedges | Australian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $				1.47									1.48
Net investment hedges | Australian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $				1.62									1.51
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount	0												$ 0
Financial liabilities	(2)												$ (2)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $					6.59								6.59
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $					6.77								6.77
Net investment hedges | Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,176												$ 9,351
Financial assets	7
Financial liabilities													$ (173)
Net investment hedges | Brazilian Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $						5.14							4.92
Net investment hedges | Brazilian Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $						7.94							7.37
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount	683,800												$ 820,473
Financial assets	46
Financial liabilities													$ (19)
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $							1,214.55						1,214.55
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $							1,430						1,410
Net investment hedges | Indian Rupees
Disclosure of detailed information about financial instruments [line items]
Notional amount	59,488												$ 69,151
Financial liabilities	(3)												$ (19)
Net investment hedges | Indian Rupees | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $								84.89					81.82
Net investment hedges | Indian Rupees | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $								91.84					89.84
Net investment hedges | Hong Kong Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 709
Financial assets													$ 0
Net investment hedges | Hong Kong Dollar | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $													7.75
Net investment hedges | Hong Kong Dollar | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $													7.84
Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	318												$ 18
Financial assets	0												$ 0
Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $										1.34			1.28
Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $										1.42			1.34
Net investment hedges | United Arab Emirates Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount	41
Rates | د.إ / €											3.67
Financial assets	0
Net investment hedges | Offshore CNH
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,797												$ 4,022
Financial assets	20												$ 1
Net investment hedges | Offshore CNH | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $					6.49								6.54
Net investment hedges | Offshore CNH | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $					7.24								7.02
Net investment hedges | Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,866
Financial assets	5
Net investment hedges | Japanese Yen | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $												137.02
Net investment hedges | Japanese Yen | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $												137.40
Net investment hedges | Swedish Krona
Disclosure of detailed information about financial instruments [line items]
Notional amount													$ 1,953
Financial liabilities													$ (10)
Net investment hedges | Swedish Krona | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / €													10.03
Net investment hedges | Swedish Krona | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / €													11.01
Cross currency swaps | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,900												$ 2,500
Financial liabilities	$ (106)												$ (16)
Cross currency swaps | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $										1.25			1.25
Cross currency swaps | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $										1.34			1.34